CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT LIABILITIES

As of December 31, 2023 and 2022, the contract liabilities were comprised of the following:

	As of December 31,
	2022	2023	2023
	HK$	HK$	US$
Contract liabilities	2,800,000	1,100,000	140,829
Advance from customers	254,032	64,000	8,194
Total	3,054,032	1,164,000	149,023

SCHEDULE OF MOVEMENT IN CONTRACT LIABILITIES

	2022	2023	2023
	HK$	HK$	US$
Balance at beginning of the year ended December 31	2,450,000	2,800,000	358,473
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(1,950,000)	(2,300,000)	(294,460)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	2,300,000	600,000	76,816
Balance at end of the year ended December 31	2,800,000	1,100,000	140,829